Summary of Significant Accounting Policies (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Mar. 31, 2018 HKD ($)	Mar. 31, 2018 CNY (¥)	Dec. 31, 2017 HKD ($)	Dec. 31, 2017 CNY (¥)
Success Green (Group) Limited [Member]
Subsidiary or Equity Method Investee [Line Items]
Place of incorporation	BVI	BVI
Attributable equity interest %	100.00%	100.00%
Authorized capital | $	$ 50,000	$ 50,000
Success Green (International) Limited [Member]
Subsidiary or Equity Method Investee [Line Items]
Place of incorporation	HK	HK
Attributable equity interest %	100.00%	100.00%
Authorized capital | $			$ 1		$ 1
Shenzhen Zhenlongbao Investment Consulting Co., Ltd [Member]
Subsidiary or Equity Method Investee [Line Items]
Place of incorporation	PRC	PRC
Attributable equity interest %	100.00%	100.00%
Authorized capital | ¥				¥ 10,000,000		¥ 10,000,000
Zhaoqing Nengcheng Import and Export Co., Ltd [Member]
Subsidiary or Equity Method Investee [Line Items]
Place of incorporation	PRC	PRC
Attributable equity interest %	100.00%	100.00%
Authorized capital | ¥				¥ 79,083,300		¥ 79,083,300